Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

On July 9, 2025, the Company adopted a new RSU Plan. The maximum number of Class A ordinary shares available for issuance under the plan is 10,018,119. As of December 31, 2025, no awards have been granted under the plan.